(Delaware Small Cap Value Fund)
What is the Fund's investment objective?
Delaware Small Cap Value Fund seeks capital appreciation.
What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (Delaware Small Cap Value Fund)	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Delaware Small Cap Value Fund)	Class A	Class C	Class R	Institutional Class	Class R6
Management fees	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none	none
Other expenses	0.29%	0.29%	0.29%	0.29%	0.11%	[1]
Total annual fund operating expenses	1.21%	1.96%	1.46%	0.96%	0.78%
[1]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Delaware Small Cap Value Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	691	937	1,202	1,957
Class C	299	615	1,057	2,285
Class R	149	462	797	1,746
Institutional Class	98	306	531	1,178
Class R6	80	249	433	966

Expense Example, No Redemption - (Delaware Small Cap Value Fund)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	199	615	1,057	2,285

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in investments of small companies whose stock prices, in the portfolio managers' opinion, appear low relative to their underlying value or future potential. Among other factors, the Fund's investment manager, Delaware Management Company (Manager), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Fund considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell is a trademark of the Russell Investment Group. The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Fund's 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Counterparty risk — The risk that a counterparty to a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Small Cap Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of March. 31, 2016, the Fund's Class A shares had a calendar year-to-date return of 3.46%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.78% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -24.77% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Class R6 shares have not commenced operations as of the date of this Prospectus and therefore no average annual total returns are shown below for this share class.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - (Delaware Small Cap Value Fund)	1 Year	5 Years	10 Years
Class A	(11.81%)	6.54%	5.82%
Class A | return after taxes on distributions	(13.19%)	5.66%	5.07%
Class A | return after taxes on distributions and sale of Fund shares	(5.56%)	5.17%	4.68%
Class C	(8.00%)	7.01%	5.66%
Class R	(6.67%)	7.54%	6.18%
Institutional Class	(6.21%)	8.08%	6.72%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	(7.47%)	7.67%	5.57%

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.